Activity for "Level Three" Financial Assets and Financial Liabilities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Auction Rate Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 113	$ 119
Settlements		(10)
Gains reported in earnings	1	3
Reported in other comprehensive income (loss)	2	1
Ending Balance	116	113
Auction Rate Securities | United Airlines, Inc.
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	113	119
Purchases, sales, issuances and settlements (net)		(10)
Realized		1
Unrealized	1	2
Reported in other comprehensive income (loss)	2	1
Ending Balance	116	113
EETC
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	60	66
Settlements	(5)	(4)
Reported in other comprehensive income (loss)	8	(2)
Ending Balance	63	60
EETC | United Airlines, Inc.
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	60	66
Purchases, sales, issuances and settlements (net)	(5)	(4)
Reported in other comprehensive income (loss)	8	(2)
Ending Balance	63	60
Convertible Debt Derivative Asset | United Airlines, Inc.
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	193	286
Unrealized	75	(93)
Ending Balance	268	193
Convertible Debt Option Liability | United Airlines, Inc.
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	(95)	(164)
Unrealized	(33)	69
Ending Balance	$ (128)	$ (95)